Business developments - Share transactions (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsidiary, Sale of Stock [Line Items]
Issuances of common shares	SFr 0	SFr 4,253	SFr 725
Bank
Subsidiary, Sale of Stock [Line Items]
Issuances of common shares		SFr 0	SFr 0